As filed with the Securities and Exchange Commission on September 29, 2005


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-21499

                  NEUBERGER BERMAN DIVIDEND ADVANTAGE FUND INC.
                  ---------------------------------------------
             (Exact Name of the Registrant as Specified in Charter)
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180
               (Address of Principal Executive Offices - Zip Code)

       Registrant's telephone number, including area code: (212) 476-8800

                    Peter E. Sundman, Chief Executive Officer
                  Neuberger Berman Dividend Advantage Fund Inc.
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180

                              Arthur Delibert, Esq.
                   Kirkpatrick & Lockhart Nicholson Graham LLP
                         1800 Massachusetts Avenue, N.W.
                           Washington, D.C. 20036-1221
                   (Names and addresses of agents for service)

Date of fiscal year end: October 31, 2005

Date of reporting period: July 31, 2005

Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 ("1940 Act")(17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

                                                                                          NEUBERGER BERMAN JULY 31, 2005 (UNAUDITED)

SCHEDULE OF INVESTMENTS Dividend Advantage Fund Inc.
----------------------------------------------------

NUMBER OF SHARES                              MARKET VALUE t       NUMBER OF SHARES                               MARKET VALUE t
                                           ($000'S OMITTED)                                                     ($000'S OMITTED)

COMMON STOCKS (128.0%)                                                116,100 Colonial Properties Trust                 5,505 E
                                                                       42,500 Cooper Industries Class A                 2,745
AEROSPACE (1.1%)                                                       77,200 General Electric                          2,663 oo
   35,500 Goodrich Corp.                             1,571             49,400 Vornado Realty Trust                      4,379
                                                                                                                   ----------
APARTMENTS (11.0%)                                                                                                     15,292
   70,900 Apartment Investment & Management          3,120         ENERGY (11.5%)
   58,500 Camden Property Trust                      3,234             26,700 ChevronTexaco Corp.                       1,549
   93,000 Equity Residential                         3,757             51,200 ConocoPhillips                            3,205
   64,300 Home Properties                            2,944             54,900 Enterprise Products Partners              1,467 E
  123,200 United Dominion Realty Trust               3,135             25,300 Exxon Mobil                               1,486
                                                ----------             37,800 Kinder Morgan                             3,359 E
                                                    16,190             50,300 PetroChina Co.                            4,488 E
                                                                       32,200 TEPPCO Partners                           1,350 E
BANKING & FINANCIAL (10.6%)                                                                                        ----------
   29,000 Bank of America                            1,264                                                             16,904
   26,700 Citigroup Inc.                             1,161         ENTERTAINMENT (0.9%)
   12,000 Freddie Mac                                  759             64,900 Regal Entertainment Group                 1,253 E
   35,900 Hartford Financial Services Group          2,892
   26,400 Lincoln National                           1,275         FOOD & BEVERAGE (2.6%)
   35,600 Nationwide Financial Services              1,409             66,900 Cadbury Schweppes ADR                     2,585
   58,200 Northern Trust                             2,957             22,700 Diageo PLC ADR                            1,264
   42,500 U.S. Bancorp                               1,278                                                         ----------
   51,600 Wachovia Corp.                             2,600                                                              3,849
                                                ----------         HEALTH CARE (5.5%)
                                                    15,595             61,500 Abbott Laboratories                       2,868
                                                                       43,300 Health Care REIT                          1,693 E
                                                                       55,200 Nationwide Health Properties              1,384
BASIC MATERIALS (1.1%)                                                 64,500 Ventas, Inc.                              2,083
   11,700 Rio Tinto                                  1,552                                                         ----------
                                                                                                                        8,028
CHEMICALS (0.8%)
   28,300 duPont                                     1,208         INDUSTRIAL (3.8%)
                                                                       70,700 Dover Corp.                               2,917
COMMUNITY CENTERS (7.7%)                                               66,000 First Industrial Realty Trust             2,725 E
   63,000 Developers Diversified Realty              3,066                                                         ----------
   64,900 Heritage Property Investment Trust         2,414                                                              5,642
   29,900 Pan Pacific Retail Properties              2,078         LODGING (2.1%)
  128,200 Tanger Factory Outlet Centers              3,692 E          117,600 Sunstone Hotel Investors                  3,041
                                                ----------
                                                    11,250         OFFICE (20.2%)
                                                                      124,900 Brandywine Realty Trust                   4,047
CONSUMER DISCRETIONARY (3.8%)                                          91,400 CarrAmerica Realty                        3,550
  140,600  Mattel Inc.                               2,622 E          170,900 Columbia Equity Trust                     2,663 *E
   50,500  V.F. Corp.                                2,982             91,100 Equity Office Properties Trust            3,229 E
                                                ----------             87,600 Highwoods Properties                      2,773
                                                     5,604            206,100 HRPT Properties Trust                     2,657
                                                                       75,400 Mack-Cali Realty                          3,612
COSMETICS (1.8%)                                                      101,900 Maguire Properties                        3,052
   47,000 Procter & Gamble                           2,615            118,300 Reckson Associates Realty                 4,155
                                                                                                                   ----------
DEFENSE & AEROSPACE (1.0%)                                                                                             29,738
   43,000 Embraer-Empresa Brasileira de Aeronautica  1,391         OFFICE - INDUSTRIAL (3.8%)
                                                                       91,600 Bedford Property Investors                2,093

DIVERSIFIED (10.4%)


SEE NOTES TO SCHEDULE OF INVESTMENTS

SCHEDULE OF INVESTMENTS Dividend Advantage Fund Inc. cont'd
-----------------------------------------------------------

NUMBER OF SHARES                               MARKET VALUE t      NUMBER OF SHARES                               MARKET VALUE t
                                            ($000'S OMITTED)                                                    ($000'S OMITTED)
   48,600 Digital Realty Trust                         920          7,824,673 Neuberger Berman Prime Money
   76,500 Duke Realty                                2,598                      Fund Trust Class                        7,825 @
                                                ----------                                                         ----------
                                                     5,611         TOTAL SHORT-TERM INVESTMENTS
                                                                   (COST $34,605)                                      34,605 #
                                                                                                                  ----------
PHARMACEUTICAL (1.8%)
   54,600 Novartis AG ADR                            2,660         TOTAL INVESTMENTS (153.3%)
                                                                   (COST $197,124)                                    225,289 ##

PUBLISHING & BROADCASTING (1.8%)                                   Liabilities, less cash, receivables
   75,000 R.R. Donnelley                             2,704            and other assets [(17.6%)]                      (25,854) @@
                                                                   Liquidation Value of Auction Market
REGIONAL MALLS (9.6%)                                                Preferred Shares [(35.7%)]                       (52,500)
   51,500 CBL & Associates Properties                2,363 E                                                       ----------
   90,500 Glimcher Realty Trust                      2,611         TOTAL NET ASSETS APPLICABLE TO COMMON
   31,200 Macerich Co.                               2,191            SHAREHOLDERS (100.0%)                          $146,935
   52,000 Pennsylvania REIT                          2,543                                                          ----------
   55,500 Simon Property Group                       4,425 E
                                                ----------
                                                    14,133

SOFTWARE (1.0%)
    54,700 Microsoft Corp.                           1,401

TELECOMMUNICATIONS (5.2%)
    23,800 ALLTEL Corp.                              1,583 E
   124,400 Sprint Corp.                              3,346
   104,200 Vodafone Group ADR                        2,691
                                                ----------
                                                     7,620

UTILITIES (7.2%)
    28,000 Ameren Corp.                              1,557 E
    38,900 Dominion Resources                        2,873
    53,000 Duke Energy                               1,566 E
    33,000 Exelon Corp.                              1,766 E
    60,500 NiSource Inc.                             1,469
    40,400 Southern Co.                              1,414 E
                                                ----------
                                                    10,645
WASTE MANAGEMENT (1.7%)
    90,300 Waste Management                          2,539

TOTAL COMMON STOCKS
(COST $160,149)                                    188,036
                                                ----------
PREFERRED STOCKS (1.8%)

LODGING (1.8%)
   108,300 Felcor Lodging Trust, Ser. A
           (Cost $2,370)                             2,648
                                                ----------

SHORT-TERM INVESTMENTS (23.5%)

26,780,500 Neuberger Berman Securities
            Lending Quality Fund, LLC               26,780 ++

                                      NEUBERGER BERMAN JULY 31, 2005 (UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS
--------------------------------

t Investments in equity securities by Neuberger Berman Dividend Advantage Fund Inc. ("the Fund") are valued at the latest sale price where that price is readily available; securities for which no sales were reported, unless otherwise noted, are valued at the last available bid price. Securities traded primarily on the NASDAQ Stock Market are normally valued by the Fund at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. For all other securities requiring daily quotations, bid prices are obtained from principal market makers in those securities. The Fund values all other securities by a method the Board of Directors of the Fund (the "Board") believes accurately reflects fair value. Numerous factors may be considered when determining the fair value of a security, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding. Foreign security prices are furnished by independent quotation services and expressed in local currency values. Foreign security prices are translated from the local currency into U.S. dollars using the exchange rate as of 12:00 noon, Eastern time. The Board has approved the use of FT Interactive Data Corporation ("FT Interactive") to assist in determining the fair value of the Fund's foreign equity securities in the wake of certain significant events. When changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that the Fund could expect to receive for those securities, FT Interactive will provide adjusted prices for certain foreign equity securities using an analysis based on multiple factors. In the absence of precise information about the market values of these foreign securities as of the close of the New York Stock Exchange, the Board has determined on the basis of available data that prices adjusted in this way are likely to be closer to the prices the Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade. However, fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security next trades. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.

#    At cost, which approximates market value.

## At July 31, 2005, the cost of investments for U.S. Federal income tax purposes was $197,124,000. Gross unrealized appreciation of investments was $29,723,000 and gross unrealized depreciation of investments was $1,558,000, resulting in net unrealized appreciation of $28,165,000, based on cost for U.S. Federal income tax purposes.

++ Managed by an affiliate of Neuberger Berman Management Inc. and could be deemed an affiliate of the Fund.

@ Neuberger Berman Prime Money Fund ("Prime Money") is also managed by Neuberger Berman Management Inc. and may be considered an affiliate since it has the same officers, Board members, and investment manager as the Fund and because, at times, the Fund may own 5% or more of the outstanding voting securities of Prime Money.

E    All or a portion of this security is on loan.

oo All or a portion of this security is segregated as collateral for interest rate swap contracts.

*    Non-income producing security.

For information on the Fund's significant accounting policies, please refer to the Fund's most recent semi-annual financial statements.

NOTES TO SCHEDULE OF INVESTMENTS cont'd
---------------------------------------

@@ At July 31, 2005, the Fund had outstanding interest rate swap contracts as follows:

                                                          RATE TYPE
                                                  -----------------------------
                                                   FIXED-RATE     VARIABLE-RATE       ACCRUED NET
                                                     PAYMENTS          PAYMENTS          INTEREST         UNREALIZED
SWAP COUNTER         NOTIONAL     TERMINATION     MADE BY THE       RECEIVED BY        RECEIVABLE       APPRECIATION     TOTAL FAIR
PARTY                  AMOUNT            DATE            FUND       THE FUND(1)         (PAYABLE)     (DEPRECIATION)          VALUE
Merrill Lynch     $40,000,000   July 16, 2008          3.818%          3.40875%          $(6,366)           $529,440       $523,074

(1) 30 day LIBOR (London Interbank Offered Rate)

For information on the Fund's significant accounting policies, please refer to the Fund's most recent semi-annual financial statements.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant is accumulated and communicated to the Registrant's management to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

The certifications required by Rule 30a-2(a) of the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman Dividend Advantage Fund Inc.


By: /s/ Peter E. Sundman
    -----------------------
    Peter E. Sundman
    Chief Executive Officer

Date: September 28, 2005



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By: /s/ Peter E. Sundman
    -----------------------
    Peter E. Sundman
    Chief Executive Officer

Date: September 28, 2005



By: /s/ John M. McGovern
    -----------------------
    John M. McGovern
    Treasurer and Principal Financial
    and Accounting Officer

Date: September 28, 2005